Stock-Based Compensation - Summary of Vesting Option Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period of Expense Recognition	3 years 6 months
Vesting Condition A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Vested	154,014
Achievement of Market Capitalization	The Company obtains a $700 million market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company's stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.
Capitalization, Long-term Debt and Equity	700
Derived Service Period	18 months
Vesting period	Equal monthly installments over 24 months, beginning one month after the vesting condition is met
Period of Expense Recognition	42 months
Vesting Condition B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Vested	231,021
Achievement of Market Capitalization	The Company obtains a $1 billion market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company's stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.
Capitalization, Long-term Debt and Equity	1,000
Derived Service Period	29 months
Vesting period	Equal monthly installments over 24 months, beginning one month after the vesting condition is met
Period of Expense Recognition	53 months